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BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Seligman Technology and Information Fund

Portfolio of Investments
Columbia Seligman Technology and Information Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Seligman Technology and Information Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 95 .0%
Communication Services 9.6%
Interactive Home Entertainment 0.3%
Take-Two Interactive Software, Inc.
(a)
359,390 78,957,983
Interactive Media & Services 9.2%
Alphabet, Inc., Class A 2,830,929 960,675,756
Alphabet, Inc., Class C 1,423,460 477,442,719
Match Group, Inc.
(b)
12,658,100 514,551,765
Pinterest, Inc., Class A
(a),(b)
30,152,571 654,612,316
TripAdvisor, Inc.
(a)
4,748,450 45,205,244
Total 2,652,487,800
Movies & Entertainment 0.1%
Spotify Technology SA
(a)
53,280 28,964,074
Total Communication Services 2,760,409,857
Consumer Discretionary 1.4%
Broadline Retail 0.9%
Amazon.com, Inc.
(a)
510,710 132,667,137
eBay, Inc. 1,163,942 120,537,833
Total 253,204,970
Hotels, Resorts & Cruise Lines 0.5%
Airbnb, Inc., Class A
(a),(c)
904,867 165,789,732
Total Consumer Discretionary 418,994,702
Financials 4.3%
Transaction & Payment Processing
Services 4.3%
Block, Inc.
(a)
2,135,541 175,157,073
Global Payments, Inc. 4,646,948 423,104,615
Visa, Inc., Class A 1,668,995 633,166,633
Total 1,231,428,321
Total Financials 1,231,428,321
Health Care 0.6%
Pharmaceuticals 0.6%
Apnimed, Inc.
(a),(b)
7,198,843 188,969,629
Total Health Care 188,969,629
Industrials 9.9%
Heavy Electrical Equipment 7.7%
Bloom Energy Corp., Class A
(a)
10,501,498 2,166,459,037
Forgent Power Solutions, Inc., Class A
(a)
1,456,818 44,491,222
Total 2,210,950,259
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Passenger Ground Transportation 2.2%
Lyft, Inc., Class A
(a),(b)
37,345,197 631,133,829
Total Industrials 2,842,084,088
Information Technology 68.3%
Application Software 8.9%
Atlassian Corp., Class A
(a)
1,998,254 388,000,979
Bill Holdings, Inc.
(a)
3,410,340 167,891,038
Docusign, Inc.
(a)
5,401,387 357,949,917
Five9, Inc.
(a)
2,228,960 77,032,858
Intuit, Inc. 342,710 123,135,703
RingCentral, Inc., Class A 1,592,488 110,869,015
Salesforce, Inc. 1,214,269 312,722,838
StackGen, Inc.
(a),(d),(e)
4,000,000 4,000,000
Synopsys, Inc.
(a)
878,192 386,044,421
Trimble, Inc.
(a)
9,458,833 566,962,450
Unity Software, Inc.
(a)
1,766,424 74,366,450
Total 2,568,975,669
Communications Equipment 4.0%
Arista Networks, Inc.
(a)
3,366,708 658,831,089
Cisco Systems, Inc. 3,513,668 388,225,177
F5, Inc.
(a)
102,066 41,554,131
Lumilens, Inc.
(a),(d),(e)
1,608,721 68,167,123
Total 1,156,777,520
Electronic Components 1.8%
Amphenol Corp., Class A 2,458,290 389,761,880
Coherent Corp.
(a)
414,680 115,210,544
Total 504,972,424
Electronic Equipment & Instruments 1.4%
Advanced Energy Industries, Inc. 941,412 260,639,326
Rigaku Holdings Corp. 14,712,300 148,255,494
Total 408,894,820
Electronic Manufacturing Services 0.5%
Celestica, Inc.
(a)
498,830 149,349,702
Internet Services & Infrastructure 4.4%
GoDaddy, Inc., Class A
(a),(b)
8,395,443 821,745,961
Wix.com Ltd.
(a),(b)
5,339,307 471,193,843
Total 1,292,939,804

Portfolio of Investments
(continued)
Columbia Seligman Technology and Information Fund, August 31, 2026 (Unaudited)
Columbia Seligman Technology and Information Fund | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks (continued)
IT Consulting & Other Services 0.3%
EPAM Systems, Inc.
(a)
667,170 78,612,641
Semiconductor Materials & Equipment 8.4%
Applied Materials, Inc. 1,283,821 588,490,708
Lam Research Corp. 4,805,195 1,448,718,241
Teradyne, Inc. 1,119,867 391,763,073
Total 2,428,972,022
Semiconductors 20.1%
Broadcom, Inc. 3,701,568 1,370,838,693
Eliyan Corp.
(d),(e)
121,690 1,884,770
Lattice Semiconductor Corp.
(a)
229,840 26,509,746
Marvell Technology, Inc.
(c)
3,863,688 817,788,202
NVIDIA Corp. 6,270,228 1,384,340,938
NXP Semiconductors NV 1,632,160 366,648,422
ON Semiconductor Corp.
(a)
4,121,535 305,364,528
QUALCOMM, Inc. 1,644,928 280,427,325
Semtech Corp.
(a)
1,968,576 261,741,865
Synaptics, Inc.
(a),(b)
4,726,710 457,167,391
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 1,173,670 487,448,624
Total 5,760,160,504
Systems Software 9.9%
Adeia, Inc.
(b)
8,147,793 205,568,817
Clockwork Systems, Inc.
(d),(e)
1,411,859 6,999,997
Commvault Systems, Inc.
(a)
1,100,220 151,302,254
Gen Digital, Inc. 18,205,779 564,379,149
Microsoft Corp. 1,759,698 892,677,199
Oracle Corp. 900,295 134,251,990
Palo Alto Networks, Inc.
(a),(c)
669,837 255,964,813
ServiceNow, Inc.
(a)
2,301,100 340,539,789
Tenable Holdings, Inc.
(a),(b)
7,229,825 275,817,824
Total 2,827,501,832
Technology Hardware, Storage &
Peripherals 8.6%
Apple, Inc. 2,621,530 830,631,780
Hewlett Packard Enterprise Co. 10,711,065 559,546,036
NetApp, Inc. 2,190,395 405,858,290
Western Digital Corp. 1,524,550 686,886,002
Total 2,482,922,108
Total Information Technology 19,660,079,046
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Technology 0.9%
Application Software 0.5%
Core Automation
(d),(e)
46,505 11,225,050
SambaNova Systems, Inc.
(e)
786,794 103,879,601
SambaNova Systems, Inc.
(d),(e)
322,644 24,741,826
Total 139,846,477
Communications Equipment 0.1%
Lumilens, Inc.
(d),(e)
525,486 14,583,129
Upscale AI, Inc.
(d),(e)
1,214,936 9,539,001
Total 24,122,130
Semiconductor Materials & Equipment 0.1%
Cognichip, Inc.
(d),(e)
764,928 15,737,010
Semiconductors 0.2%
Eliyan Corp.
(d),(e)
1,060,471 28,339,603
Velaura AI, Inc.
(d),(e)
2,977,371 28,443,754
Total 56,783,357
Systems Software 0.0%
Exaforce, Inc.
(d),(e)
623,914 10,524,137
Total Technology 247,013,111
Total Common Stocks
(Cost $ 13,946,465,218 ) 27,348,978,754
1 1
Warrants 0 .0%
Information Technology 0.0%
Semiconductors 0.0%
Velaura AI, Inc.
(a),(d),(e)
506,153 3,008,276
Total Information Technology 3,008,276
Total Warrants
(Cost $ – )
3,008,276
1 1
. Shares Value ($)
.
Money Market Funds 4 .9%
Columbia Short-Term Cash Fund, 3.871%
(b),(f)
1,401,525,991 1,400,825,228
1 1 1 1 1
Total Money Market Funds
(Cost $ 1,400,691,547 )
1,400,825,228
1 1
Total Investments in Securities
(Cost $ 15,347,156,765 ) 28,752,812,258
Other Assets & Liabilities, Net 33,849,884
Net Assets 28,786,662,142

Portfolio of Investments
(continued)
Columbia Seligman Technology and Information Fund, August 31, 2026 (Unaudited)
Columbia Seligman Technology and Information Fund | 2026
4
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Adeia, Inc.
222,737,893
—
(4,374,461)
(12,794,615)
205,568,817
—
1,866,818
407,390
8,147,793
1
Apnimed, Inc.
—
*
102,802,273
—
86,167,356
188,969,629
—
—
—
7,198,843
1
Columbia Short-Term Cash Fund
1,787,455,081
3,530,612,082
(3,917,366,483)
124,548
1,400,825,228
—
30,294
12,797,281
1,401,525,991
1
GoDaddy, Inc.
592,645,250
129,247,110
—
99,853,601
821,745,961
—
—
—
8,395,443
1
Lyft, Inc.
429,494,219
104,536,395
—
97,103,215
631,133,829
—
—
—
37,345,197
1
Match Group, Inc.
—
*
112,292,940
—
72,918,853
514,551,765
—
—
2,263,586
12,658,100
1
Pinterest, Inc.
500,161,305
116,555,247
—
37,895,764
654,612,316
—
—
—
30,152,571
1
Synaptics, Inc.
628,179,552
14,589,327
—
(185,601,488)
457,167,391
—
—
—
4,726,710
1
Tenable Holdings, Inc.
250,653,521
19,849,604
(94,439,493)
99,754,192
275,817,824
—
(541,041)
—
7,229,825
1
Wix.com Ltd.
299,321,550
—
—
171,872,293
471,193,843
—
—
—
5,339,307
1
Total
4,710,648,371
4,130,484,978
(4,016,180,437)
467,293,719
5,621,586,603
—
1,356,071
15,468,257
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
* Issuer was not an affiliate at the beginning of period.
(c) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.

Portfolio of Investments
(continued)
Columbia Seligman Technology and Information Fund, August 31, 2026 (Unaudited)
Columbia Seligman Technology and Information Fund | 2026
5
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Clockwork Systems, Inc.
08/11/2026
1,411,859
6,999,997
6,999,997
Cognichip, Inc.
01/26/2026
764,928
15,999,999
15,737,010
Core Automation
07/17/2026
46,505
9,999,951
11,225,050
Eliyan Corp.
04/22/2026
1,060,471
29,999,983
28,339,603
Eliyan Corp.
08/06/2026
121,690
1,217
1,884,770
Exaforce, Inc.
03/24/2026-05/06/2026
623,914
9,999,969
10,524,137
Lumilens, Inc.
03/10/2026
1,608,721
72,115,102
68,167,123
Lumilens, Inc.
03/10/2026
525,486
9,999,998
14,583,129
SambaNova Systems, Inc.
02/09/2026
322,644
9,999,993
24,741,826
StackGen, Inc.
05/07/2026
4,000,000
4,008,524
4,000,000
Upscale AI, Inc.
04/01/2026-04/23/2026
1,214,936
9,656,379
9,539,001
Velaura AI, Inc.
07/10/2026
2,977,371
29,999,990
28,443,754
Velaura AI, Inc.
07/10/2026
506,153
–
3,008,276
208,781,102
227,193,676
At August 31, 2026, securities and/or cash totaling $166,260,781 were pledged as collateral.
Investments in Derivatives
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(d) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $227,193,676, which represents
0.79% of total net assets. Additional information on these securities is as follows:
(e) Valuation based on significant unobservable inputs.
(f) The rate shown is the seven-day current annualized yield at August 31, 2026.
Exchange Traded Option Contracts Written
Call option contracts written
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date
Premium
received ($) Value ($)
Airbnb, Inc. USD (152,000) (1,520) 195.00 09/18/2026 (449,215) (164,920)
Marvell Technology, Inc. USD (362,000) (3,620) 300.00 09/18/2026 (1,512,147) (81,450)
Palo Alto Networks, Inc. USD (161,700) (1,617) 420.00 09/18/2026 (1,679,469) (1,572,533)
Total (3,640,831) (1,818,903)
Abbreviation Legend
ADR American Depositary Receipt
Currency Legend
USD US Dollar

1QT219_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.